Stock-based Compensation - Compensation Expense By Award Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Stock-based compensation expense	$ 1,929	$ 38,193	$ 356
Employee Stock Options
Stock-based Compensation
Stock-based compensation expense	1,517	6,350	332
Restricted Stock
Stock-based Compensation
Stock-based compensation expense	$ 412	$ 31,843	$ 24